CAMINO ROJO PROJECT LOAN - Long term debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Beginning		$ 60,696
Advances during the year		50,000	$ 50,000
Warrants issued to the lenders		(14,279)	(2,858)
Cash interest paid		(11,307)	(2,914)
Foreign exchange		(3,726)	(1,595)
Ending		113,260	60,696
Camino Rojo Project Loan
Borrowings
Beginning		60,696	12,961
Advances during the year	$ 50,000	50,000	50,000	$ 25,000
Cash transaction costs		165	2,475
Amortization of the transaction costs			632
Accretion during the period, capitalized (note 9(c))		12,430
Cash interest paid		(9,613)
Foreign exchange		(88)	(422)
Ending		113,260	60,696	12,961
Camino Rojo Project Loan | Loan advances
Borrowings
Beginning		75,000	25,000
Advances during the year		50,000	50,000
Accretion during the period, capitalized (note 9(c))		9,613
Cash interest paid		(9,613)
Ending		125,000	75,000	25,000
Camino Rojo Project Loan | Transaction cost
Borrowings
Transaction costs, bgn		(14,304)	(12,039)
Cash transaction costs		165	2,475
Amortization of the transaction costs			632
Accretion during the period, capitalized (note 9(c))		2,817
Foreign exchange		(88)	(422)
Transaction costs, end		$ (11,740)	$ (14,304)	$ (12,039)